Consolidated Statements of Equity - USD ($)	Total	SST VI OP	SSGT Mergers	Self Administration Transaction	Common Stock Class A Common stock	Common Stock Class T Common stock	Additional Paid-in Capital	Distributions	Accumulated Deficit	Accumulated Other Comprehensive Income (Loss)	Total SmartStop Self Storage REIT, Inc. Equity	Noncontrolling Interests	Noncontrolling Interests SST VI OP	Noncontrolling Interests SSGT Mergers	Noncontrolling Interests Self Administration Transaction	Preferred Stock	Redeemable Common Stock
Beginning Balance at Dec. 31, 2018	$ 345,256,897				$ 50,437	$ 7,534	$ 500,474,807	$ (94,248,326)	$ (62,340,153)	$ 1,390,354	$ 345,334,653	$ (77,756)					$ 32,226,815
Beginning Balance (in shares) at Dec. 31, 2018					50,437,059	7,533,790
Offering costs	(42,039)						(42,039)				(42,039)
Issuance of preferred stock																$ 150,000,000
Preferred stock issuance costs																(3,573,836)
Issuance of limited partnership units in our Operating Partnership in connection with the SSGT Mergers/Self Administration Transaction			$ 4,217,399	$ 63,643,000										$ 4,217,399	$ 63,643,000
Issuance of limited partnership units in our Operating Partnership in exchange for special limited partnership interest	18,800,000						9,687,035				9,687,035	9,112,965
Contribution of special limited partnership interest in exchange for limited partnership interests in our Operating Partnership	(18,800,000)						(18,800,000)				(18,800,000)
Noncontrolling interests related to the consolidated Tenant Protection Programs joint ventures	21,800											21,800
Redemption of limited partnership interests held by our Former Advisor	(200,000)						(291,103)				(291,103)	91,103
Changes to redeemable common stock	(16,045,030)						(16,045,030)				(16,045,030)						16,046,535
Redemptions of common stock	(592)				$ (557)	$ (35)					(592)						(4,881,988)
Redemptions of common stock (in shares)					(556,575)	(35,079)
Issuance of restricted stock	252				$ 252						252
Issuance of restricted stock (in shares)					251,993
Distributions	(34,394,461)							(34,394,461)			(34,394,461)
Distributions to noncontrolling interests	(2,902,654)											(2,902,654)
Issuance of shares for distribution reinvestment plan	16,046,534				$ 1,303	$ 201	16,045,030				16,046,534
Issuance of shares for distribution reinvestment plan (in shares)					1,302,647	201,182
Equity based compensation expense	404,540						404,540				404,540
Net loss attributable to SmartStop Self Storage REIT, Inc. common stockholders	(24,750,333)								(24,750,333)		(24,750,333)
Net (income) loss attributable to noncontrolling interests	(2,010,959)											(2,010,959)
Foreign currency translation adjustment	2,371,517									2,311,488	2,311,488	60,029
Foreign currency forward contract gain (loss)	(3,226,682)									(3,030,727)	(3,030,727)	(195,955)
Interest rate swap and cap contract gain (loss)	(2,575,366)									(2,626,450)	(2,626,450)	51,084
Foreign currency hedge contract gains (losses)	(3,226,682)
Ending Balance at Dec. 31, 2019	345,813,823				$ 51,435	$ 7,700	491,433,240	(128,642,787)	(87,090,486)	(1,955,335)	273,803,767	72,010,056				146,426,164	43,391,362
Ending Balance (in shares) at Dec. 31, 2019					51,435,124	7,699,893
Offering costs	(46,907)						(46,907)				(46,907)
Issuance of preferred stock																50,000,000
Preferred stock issuance costs																(70,057)
Changes to redeemable common stock	(15,954,081)						(15,954,081)				(15,954,081)						15,954,081
Redemptions of common stock	(165)				$ (165)						(165)						(2,009,868)
Redemptions of common stock (in shares)					(164,894)
Issuance of restricted stock	72				$ 72						72
Issuance of restricted stock (in shares)					71,567
Distributions	(35,310,382)							(35,310,382)			(35,310,382)
Distributions to noncontrolling interests	(5,525,293)											(5,525,293)
Issuance of shares for distribution reinvestment plan	15,954,081				$ 1,319	$ 204	15,952,558				15,954,081
Issuance of shares for distribution reinvestment plan (in shares)					1,318,605	204,018
Equity based compensation expense	1,738,873						1,023,196				1,023,196	715,677
Net loss attributable to SmartStop Self Storage REIT, Inc. common stockholders	(54,354,394)								(54,354,394)		(54,354,394)
Net (income) loss attributable to noncontrolling interests	(6,901,931)											(6,901,931)
Foreign currency translation adjustment	965,103									845,698	845,698	119,405
Foreign currency forward contract gain (loss)	(596,969)									(525,540)	(525,540)	(71,429)
Interest rate swap and cap contract gain (loss)	(2,541,625)									(2,199,051)	(2,199,051)	(342,574)
Foreign currency hedge contract gains (losses)	(596,969)
Ending Balance at Dec. 31, 2020	243,240,205				$ 52,661	$ 7,904	492,408,006	(163,953,169)	(141,444,880)	(3,834,228)	183,236,294	60,003,911				196,356,107	57,335,575
Ending Balance (in shares) at Dec. 31, 2020					52,660,402	7,903,911
Gross proceeds from issuance of operating partnership units in SST VI OP		$ 50,000											$ 50,000
Issuance of common stock in connection with SST IV Merger	231,412,470				$ 23,138		231,389,332				231,412,470
Issuance of common stock in connection with SST IV Merger (in shares)					23,137,540
Issuance of Class A-1 Units in our Operating Partnership in connection with the contingent earnout related to the Self Administration Transaction	11,219,744											11,219,744
Acquisition of noncontrolling interest related to the Tenant Protection Programs joint ventures	(10,900)											(10,900)
Offering costs	(150,000)						(150,000)				(150,000)
Changes to redeemable common stock	(3,737,890)						(3,737,890)				(3,737,890)						3,737,890
Redemptions of common stock	(70)				$ (66)	$ (4)					(70)						(684,947)
Redemptions of common stock (in shares)					(66,238)	(4,110)
Issuance of restricted stock	54				$ 54						54
Issuance of restricted stock (in shares)					54,192
Distributions	(9,375,185)							(9,375,185)			(9,375,185)
Distributions to noncontrolling interests	(1,393,957)											(1,393,957)
Issuance of shares for distribution reinvestment plan	3,737,890				$ 311	$ 49	3,737,530				3,737,890
Issuance of shares for distribution reinvestment plan (in shares)					310,860	48,553
Equity based compensation expense	491,030						244,187				244,187	246,843
Net loss attributable to SmartStop Self Storage REIT, Inc. common stockholders	(13,908,664)								(13,908,664)		(13,908,664)
Net (income) loss attributable to noncontrolling interests	(1,476,994)											(1,476,994)
Foreign currency translation adjustment	587,729									513,632	513,632	74,097
Foreign currency forward contract gain (loss)	(803,069)									(701,823)	(701,823)	(101,246)
Interest rate swap and cap contract gain (loss)	1,241,434									1,084,678	1,084,678	156,756
Ending Balance at Mar. 31, 2021	461,123,827				$ 76,098	$ 7,949	723,891,165	(173,328,354)	(155,353,544)	(2,937,741)	392,355,573	68,768,254				196,356,107	60,388,518
Ending Balance (in shares) at Mar. 31, 2021					76,096,756	7,948,354
Beginning Balance at Dec. 31, 2020	243,240,205				$ 52,661	$ 7,904	492,408,006	(163,953,169)	(141,444,880)	(3,834,228)	183,236,294	60,003,911				196,356,107	57,335,575
Beginning Balance (in shares) at Dec. 31, 2020					52,660,402	7,903,911
Net loss attributable to SmartStop Self Storage REIT, Inc. common stockholders	(20,000,969)
Net (income) loss attributable to noncontrolling interests	(1,903,408)
Interest rate swap and cap contract gain (loss)	3,254,316
Foreign currency hedge contract gains (losses)	(266,809)
Ending Balance at Sep. 30, 2021	430,178,134				$ 76,857	$ 8,027	724,585,663	(198,291,010)	(161,445,849)	(1,189,529)	363,744,159	66,433,975				196,356,107	67,684,603
Ending Balance (in shares) at Sep. 30, 2021					76,856,872	8,027,159
Beginning Balance at Dec. 31, 2020	243,240,205				$ 52,661	$ 7,904	492,408,006	(163,953,169)	(141,444,880)	(3,834,228)	183,236,294	60,003,911				196,356,107	57,335,575
Beginning Balance (in shares) at Dec. 31, 2020					52,660,402	7,903,911
Gross proceeds from issuance of operating partnership units in SST VI OP		4,761,315											4,761,315
Issuance of common stock in connection with SST IV Merger	231,412,470				$ 23,138		231,389,332				231,412,470
Issuance of common stock in connection with SST IV Merger (in shares)					23,137,540
Issuance of Class A-1 Units in our Operating Partnership in connection with the contingent earnout related to the Self Administration Transaction				$ 11,219,744											$ 11,219,744
Acquisition of noncontrolling interest related to the Tenant Protection Programs joint ventures	(10,900)											(10,900)
Offering costs	(335,175)	(1,239,194)					(335,175)				(335,175)		(1,239,194)
Changes to redeemable common stock	(19,564,929)						(19,564,929)				(19,564,929)						19,564,929
Redemptions of common stock	(390)				$ (360)	$ (30)					(390)						(5,565,829)
Redemptions of common stock (in shares)					(359,976)	(30,158)
Issuance of restricted stock	78				$ 78						78
Issuance of restricted stock (in shares)					78,192
Distributions	(47,011,295)							(47,011,295)			(47,011,295)
Distributions to noncontrolling interests	(6,338,488)											(6,338,488)
Issuance of shares for distribution reinvestment plan	19,564,929				$ 1,541	$ 182	19,563,206				19,564,929
Issuance of shares for distribution reinvestment plan (in shares)					1,541,585	182,445
Equity based compensation expense	2,907,808						1,279,432				1,279,432	1,628,376
Net loss attributable to SmartStop Self Storage REIT, Inc. common stockholders	(29,401,595)								(29,401,595)		(29,401,595)
Deconsolidation of SST VI OP		(3,170,238)											(3,170,238)
Net (income) loss attributable to noncontrolling interests	(2,663,123)											(2,663,123)
Foreign currency translation adjustment	65,261									47,424	47,424	17,837
Foreign currency forward contract gain (loss)	(394,417)									(337,219)	(337,219)	(57,198)
Interest rate swap and cap contract gain (loss)	4,335,323									3,844,048	3,844,048	491,275
Foreign currency hedge contract gains (losses)	(394,417)
Ending Balance at Dec. 31, 2021	407,377,389				$ 77,058	$ 8,056	724,739,872	(210,964,464)	(170,846,475)	(279,975)	342,734,072	64,643,317				196,356,107	71,334,675
Ending Balance (in shares) at Dec. 31, 2021					77,057,743	8,056,198
Beginning Balance at Mar. 31, 2021	461,123,827				$ 76,098	$ 7,949	723,891,165	(173,328,354)	(155,353,544)	(2,937,741)	392,355,573	68,768,254				196,356,107	60,388,518
Beginning Balance (in shares) at Mar. 31, 2021					76,096,756	7,948,354
Gross proceeds from issuance of operating partnership units in SST VI OP	4,711,315											4,711,315
Offering costs	(11,478)	(1,239,194)					(11,478)				(11,478)		(1,239,194)
Changes to redeemable common stock	(5,111,955)						(5,111,955)				(5,111,955)						5,111,955
Redemptions of common stock	(67)				$ (48)	$ (19)					(67)						(1,472,369)
Redemptions of common stock (in shares)					(47,973)	(19,070)
Issuance of restricted stock	24				$ 24						24
Issuance of restricted stock (in shares)					24,000
Distributions	(12,471,352)							(12,471,352)			(12,471,352)
Distributions to noncontrolling interests	(1,586,551)											(1,586,551)
Issuance of shares for distribution reinvestment plan	5,111,955				$ 443	$ 49	5,111,463				5,111,955
Issuance of shares for distribution reinvestment plan (in shares)					443,498	49,667
Equity based compensation expense	799,699						413,776				413,776	385,923
Net loss attributable to SmartStop Self Storage REIT, Inc. common stockholders	(3,881,184)								(3,881,184)		(3,881,184)
Deconsolidation of SST VI OP		$ (3,170,238)											$ (3,170,238)
Net (income) loss attributable to noncontrolling interests	(546,092)											(546,092)
Foreign currency translation adjustment	806,767									719,064	719,064	87,703
Foreign currency forward contract gain (loss)	(600,643)									(535,452)	(535,452)	(65,191)
Interest rate swap and cap contract gain (loss)	978,069									872,123	872,123	105,946
Ending Balance at Jun. 30, 2021	444,912,902				$ 76,517	$ 7,979	724,292,971	(185,799,706)	(159,234,728)	(1,882,006)	377,461,027	67,451,875				196,356,107	64,028,104
Ending Balance (in shares) at Jun. 30, 2021					76,516,281	7,978,951
Changes to redeemable common stock	(5,388,138)						(5,388,138)				(5,388,138)						5,388,138
Redemptions of common stock	(130)				$ (128)	$ (2)					(130)						(1,731,639)
Redemptions of common stock (in shares)					(127,686)	(1,722)
Distributions	(12,491,304)							(12,491,304)			(12,491,304)
Distributions to noncontrolling interests	(1,722,832)											(1,722,832)
Issuance of shares for distribution reinvestment plan	5,388,138				$ 468	$ 50	5,387,620				5,388,138
Issuance of shares for distribution reinvestment plan (in shares)					468,277	49,930
Equity based compensation expense	794,465						293,210				293,210	501,255
Net loss attributable to SmartStop Self Storage REIT, Inc. common stockholders	(2,211,121)								(2,211,121)		(2,211,121)
Net (income) loss attributable to noncontrolling interests	119,678											119,678
Foreign currency translation adjustment	(1,395,240)								(1,244,164)		(1,244,164)	(151,076)
Foreign currency forward contract gain (loss)	1,136,903								1,013,913		1,013,913	122,990
Interest rate swap and cap contract gain (loss)	1,034,813								922,728		922,728	112,085
Foreign currency hedge contract gains (losses)	1,136,903
Ending Balance at Sep. 30, 2021	430,178,134				$ 76,857	$ 8,027	724,585,663	(198,291,010)	(161,445,849)	(1,189,529)	363,744,159	66,433,975				196,356,107	67,684,603
Ending Balance (in shares) at Sep. 30, 2021					76,856,872	8,027,159
Beginning Balance at Dec. 31, 2021	407,377,389				$ 77,058	$ 8,056	724,739,872	(210,964,464)	(170,846,475)	(279,975)	342,734,072	64,643,317				196,356,107	71,334,675
Beginning Balance (in shares) at Dec. 31, 2021					77,057,743	8,056,198
Tax withholding (net settlement) related to vesting of restricted stock, (in Shares)					(8,098)
Tax withholding (net settlement) related to vesting of restricted stock	(74,495)				$ (8)		(74,487)				(74,495)
Issuance of noncontrolling interest in SST VI Advisor												1,000
Issuance of Class A-1 Units in our Operating Partnership in connection with the contingent earnout related to the Self Administration Transaction	15,513,821											15,513,821
Offering costs	(53,949)						(53,949)				(53,949)
Changes to redeemable common stock	(5,243,398)						(5,243,398)				(5,243,398)						5,243,398
Redemptions of common stock	(112)				$ (107)	$ (5)					(112)
Redemptions of common stock (in shares)					(106,502)	(4,696)
Issuance of restricted stock	45				$ 45						45
Issuance of restricted stock (in shares)					45,170
Distributions	(12,427,305)							(12,427,305)			(12,427,305)
Distributions to noncontrolling interests	(1,679,314)											(1,679,314)
Issuance of shares for distribution reinvestment plan	5,243,398				$ 314	$ 34	5,243,050				5,243,398
Issuance of shares for distribution reinvestment plan (in shares)					313,658	34,048
Equity based compensation expense	1,171,937						403,252				403,252	768,685
Net loss attributable to SmartStop Self Storage REIT, Inc. common stockholders	(216,555)								(216,555)		(216,555)
Net (income) loss attributable to noncontrolling interests	403,822											403,822
Foreign currency translation adjustment	937,962									836,775	836,775	101,187
Foreign currency hedge contract gains (losses)	(834,436)									(744,417)	(744,417)	(90,019)
Interest rate hedge contract gain	506,515									451,872	451,872	54,643
Ending Balance at Mar. 31, 2022	410,626,325				$ 77,302	$ 8,085	725,014,340	(223,391,769)	(171,063,030)	264,255	330,909,183	79,717,142				196,356,107	76,578,073
Ending Balance (in shares) at Mar. 31, 2022					77,301,971	8,085,550
Beginning Balance at Dec. 31, 2021	407,377,389				$ 77,058	$ 8,056	724,739,872	(210,964,464)	(170,846,475)	(279,975)	342,734,072	64,643,317				196,356,107	71,334,675
Beginning Balance (in shares) at Dec. 31, 2021					77,057,743	8,056,198
Net loss attributable to SmartStop Self Storage REIT, Inc. common stockholders	7,651,780
Net (income) loss attributable to noncontrolling interests	2,528,010
Interest rate swap and cap contract gain (loss)	4,762,710
Foreign currency hedge contract gains (losses)	4,152,495
Ending Balance at Sep. 30, 2022	578,481,318				$ 88,857	$ 8,085	893,998,929	(251,489,095)	(163,194,695)	3,499,198	482,911,279	95,570,039				196,356,107	76,578,073
Ending Balance (in shares) at Sep. 30, 2022					88,857,061	8,085,550
Beginning Balance at Mar. 31, 2022	410,626,325				$ 77,302	$ 8,085	725,014,340	(223,391,769)	(171,063,030)	264,255	330,909,183	79,717,142				196,356,107	76,578,073
Beginning Balance (in shares) at Mar. 31, 2022					77,301,971	8,085,550
Tax withholding (net settlement) related to vesting of restricted stock, (in Shares)					(812)
Tax withholding (net settlement) related to vesting of restricted stock	(11,866)				$ (1)		(11,865)				(11,866)
Issuance of common stock in connection with SST IV Merger	168,789,874				$ 11,542		168,778,332				168,789,874
Issuance of common stock in connection with SST IV Merger (in shares)					11,542,062
Offering costs	(391,200)						(391,200)				(391,200)
Noncontrolling interests related to the consolidated Tenant Protection Programs joint ventures	1,703											1,703
Issuance of restricted stock	14				$ 14						14
Issuance of restricted stock (in shares)					13,840
Distributions	(13,359,132)							(13,359,132)			(13,359,132)
Distributions to noncontrolling interests	(1,954,121)											(1,954,121)
Equity based compensation expense	945,317						324,301				324,301	621,016
Net loss attributable to SmartStop Self Storage REIT, Inc. common stockholders	9,138,542								9,138,542		9,138,542
Net (income) loss attributable to noncontrolling interests	1,758,141											1,758,141
Foreign currency translation adjustment	(1,792,539)									(1,587,642)	(1,587,642)	(204,897)
Foreign currency hedge contract gains (losses)	1,512,677									1,339,769	1,339,769	172,908
Interest rate hedge contract gain	1,405,816									1,245,122	1,245,122	160,694
Ending Balance at Jun. 30, 2022	576,669,551				$ 88,857	$ 8,085	893,713,908	(236,750,901)	(161,924,488)	1,261,504	496,396,965	80,272,586				196,356,107	76,578,073
Ending Balance (in shares) at Jun. 30, 2022					88,857,061	8,085,550
Issuance of Class A-1 Units in our Operating Partnership in connection with the contingent earnout related to the Self Administration Transaction	16,000,625											16,000,625
Distributions	(14,738,194)							(14,738,194)			(14,738,194)
Distributions to noncontrolling interests	(1,989,782)											(1,989,782)
Equity based compensation expense	925,620						285,021				285,021	640,599
Net loss attributable to SmartStop Self Storage REIT, Inc. common stockholders	(1,270,207)								(1,270,207)		(1,270,207)
Net (income) loss attributable to noncontrolling interests	366,047											366,047
Foreign currency translation adjustment	(3,806,975)									(3,383,637)	(3,383,637)	(423,338)
Interest rate swap and cap contract gain (loss)	2,850,379
Foreign currency hedge contract gains (losses)	3,474,254									3,087,915	3,087,915	386,339
Interest rate hedge contract gain	2,850,379									2,533,416	2,533,416	316,963
Ending Balance at Sep. 30, 2022	$ 578,481,318				$ 88,857	$ 8,085	$ 893,998,929	$ (251,489,095)	$ (163,194,695)	$ 3,499,198	$ 482,911,279	$ 95,570,039				$ 196,356,107	$ 76,578,073
Ending Balance (in shares) at Sep. 30, 2022					88,857,061	8,085,550